Net Loss Per Share of Common Stock - Schedule of Diluted Net Loss Per Share (Details) - shares	1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	985	2,878,142	77,765	2,878,142	78,365	985
Conversion of convertible preferred stock issued and outstanding [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	900	2,644,267	42,385	2,644,267	53,740	900
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	60		24,898
Exercise of warrants for common stock [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		159,724	9,153	159,724
Common stock underlying outstanding options (2024 Plan) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	25	74,151	1,329	74,151	3,247	25